Share Based Compensation - Summary of the Unvested Restricted Shares Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Unvested Restricted Shares, Beginning Balance	437,500	1,187,500
Number of Unvested Restricted Shares, Vested	(437,500)	(750,000)
Number of Unvested Restricted Shares, Ending Balance	0	437,500
Weighted-Average Grant Date Fair Value per Share, Beginning Balance	$ 0.39	$ 0.39
Weighted-Average Grant Date Fair Value per Share, Vested	0.39	0.39
Weighted-Average Grant Date Fair Value per Share, Ending Balance	$ 0	$ 0.39